Average Annual Total Returns (U.S. Multi Sector Trust)	12 Months Ended
May 01, 2011
Russell 3000 Value Index
Average Annual Return:
One Year	16.93%
Five Year	2.74%
Since Inception	3.53%
Date of Inception	Oct. 24, 2005
Series NAV, U.S. Multi Sector Trust
Average Annual Return:
One Year	7.92%
Five Year	0.73%
Since Inception	1.54%
Date of Inception	Oct. 24, 2005